Other disclosures - Risk Management and Principal Risks - Measurement uncertainty - ECL under 100% weighted scenarios for modelled portfolios, narrative (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of nature and extent of risks arising from financial instruments [line items]
Weighted expected credit loss, uplift percentage	100.00%
Average EAD period	12 months
Financial assets	£ 1,360,339.0	£ 1,329,242.0
Coverage ratio	0.90%	1.40%
Loans and advances at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
ECL movement excluding assets derecognised due to disposals and write-offs	£ (484.0)	£ 4,163.0
Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 361,451.0	£ 342,632.0
Coverage ratio	1.60%	2.40%
Home loans
Disclosure of nature and extent of risks arising from financial instruments [line items]
ECL movement excluding assets derecognised due to disposals and write-offs	£ (42.0)	£ 128.0
Home loans | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 169,205.0	£ 159,647.0
Coverage ratio	0.30%	0.30%
Credit cards, unsecured and other retail lending
Disclosure of nature and extent of risks arising from financial instruments [line items]
ECL movement excluding assets derecognised due to disposals and write-offs	£ (16.0)	£ 2,597.0
Credit cards, unsecured and other retail lending | Downside 2 | Stage 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	23.10%
Credit cards, unsecured and other retail lending | Credit derivatives | Stage 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	15.50%
Credit cards, unsecured and other retail lending | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 41,793.0	£ 40,813.0
Coverage ratio	8.80%	12.30%
Wholesale loans
Disclosure of nature and extent of risks arising from financial instruments [line items]
ECL movement excluding assets derecognised due to disposals and write-offs	£ (426.0)	£ 1,438.0
Wholesale loans | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 150,453.0	£ 142,172.0
Coverage ratio	0.80%	1.50%
UK | Home loans | Downside 2 | HPI
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit loss rate	29.90%
ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Treasury assets ECL	£ 3.9
Financial assets	£ (6,284.0)	£ (9,399.0)
ECL | Baseline
Disclosure of nature and extent of risks arising from financial instruments [line items]
Weighted expected credit loss, uplift percentage	3.90%
ECL | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (5,742.0)	(8,335.0)
ECL | Home loans | Downside 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(407.0)
ECL | Home loans | Baseline
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (314.0)
Increase (decrease) in coverage rates	2.50%
ECL | Home loans | Credit derivatives
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (322.0)
ECL | Home loans | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(475.0)	(538.0)
ECL | Credit cards, unsecured and other retail lending | Downside 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(5,010.0)
ECL | Credit cards, unsecured and other retail lending | Baseline
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (2,592.0)
Increase (decrease) in coverage rates	3.90%
ECL | Credit cards, unsecured and other retail lending | Credit derivatives
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (2,693.0)
ECL | Credit cards, unsecured and other retail lending | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(4,029.0)	(5,700.0)
ECL | Wholesale loans | Baseline
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (1,137.0)
Increase (decrease) in coverage rates	4.20%
ECL | Wholesale loans | Credit derivatives
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (1,185.0)
ECL | Wholesale loans | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(1,238.0)	(2,097.0)
Carrying amount | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	367,193.0	350,967.0
Carrying amount | Loans and advances at amortised cost | Financial assets at amortised cost | Downside 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Transfers into Stage 2	23,600.0
Carrying amount | Home loans | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	169,680.0	160,185.0
Carrying amount | Credit cards, unsecured and other retail lending | Baseline
Disclosure of nature and extent of risks arising from financial instruments [line items]
ECL movement excluding assets derecognised due to disposals and write-offs		7,100.0
Carrying amount | Credit cards, unsecured and other retail lending | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	45,822.0	46,513.0
Carrying amount | Wholesale loans | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 151,691.0	£ 144,269.0
Carrying amount | US | Loans and advances at amortised cost | Financial assets at amortised cost | Downside 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit loss rate	9.50%
Carrying amount | UK | Loans and advances at amortised cost | Financial assets at amortised cost | Downside 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit loss rate	9.20%